Note 8 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31, 2025	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$830,570	$294,823	$535,747
Franchise rights	58,224	51,127	7,097
Trademarks and trade names	64,572	23,289	41,283
Management contracts and other	215,828	115,216	100,612
	$1,169,194	$484,455	$684,739
	Gross
December 31, 2024	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$804,433	$245,507	$558,926
Franchise rights	57,959	47,083	10,876
Trademarks and trade names	64,291	19,765	44,526
Management contracts and other	201,097	99,942	101,155
	$1,127,780	$412,297	$715,483

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer relationships	$33,581	10.0
Trademarks and trade names	870	10.0
Management Contracts and other	10,584	4.0
	$45,035	8.6

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2026	$75,042
2027	68,057
2028	66,202
2029	64,828
2030	197,507